Other Receivables	6 Months Ended
Dec. 31, 2021
Other Receivables Net [Abstract]
Other receivables	Note 4 – Other receivables Other receivables consisted of the following:
	December 31, 2021	June 30, 2021
	(Unaudited)
Rent deposit	$8,900	$8,900
Total	$8,900	$8,900